DERIVATIVE LIABILITY	12 Months Ended
May 31, 2024
Derivative Liability
DERIVATIVE LIABILITY

NOTE 9 - DERIVATIVE LIABILITY

The derivative liability at May 31, 2024 and 2023 consisted of:

	May 31, 2024		May 31, 2023
	Face Value	Derivative Liability	Face Value	Derivative Liability
Convertible note payable issued December 29, 2015, due December 29, 2016 (M)	$40,000	$40,000	$40,000	$81,481
Convertible note payable issued April 5, 2017, due on demand (W)	29,000	43,500	29,000	81,093
Convertible note payable issued April 5, 2017, due on demand (X)	21,500	32,250	21,500	60,120
Convertible note payable issued March 5, 2018, due on March 5, 2019 (DD)	35,000	35,000	35,000	71,296
Convertible note payable issued September 18, 2018, due on September 18, 2019 (GG)	8,506	8,506	8,506	17,326
Convertible note payable issued November 30, 2020, due on November 30, 2021 (SS)	154,764	7,040	154,764	151,020
Convertible note payable issued June 4, 2021, due on June 4, 2022 (VV)	152,369	4,224	170,212	153,285
Convertible note payable issued August 27, 2021, due on August 27, 2022 (WW)	14,000	7,538	14,000	18,707
Convertible note payable issued June 10, 2022, due on June 10, 2023 (AA)	–	–	38,880	154,078
Convertible note payable issued November 4, 2022, due on November 4, 2023 (C)	12,649	3,520	30,555	92,797
Convertible note payable issued April 10, 2023, due on April 10, 2024 (F)	76,375	7,040	61,100	154,795
Convertible note payable issued November 7, 2023, due on August 15, 2024 (J)	21,520	5,209	–	–
Convertible note payable issued September 18, 2023, due on September 18, 2024 (K)	3,500	5,880	–	–
Convertible note payable issued January 18, 2024, due on January 18, 2025 (L)	30,555	6,406	–	–
Totals	$599,738	$206,113	$703,517	$1,035,998

The above convertible notes contain a variable conversion feature based on the future trading price of the Company common stock. Therefore, the number of shares of common stock issuable upon conversion of the notes is indeterminate. Accordingly, we have recorded the fair value of the embedded conversion features as a derivative liability at the respective issuance dates of the notes and charged the applicable amounts to debt discounts and the remainder to other expense. The increase (decrease) in the fair value of the derivative liability from the respective issuance dates of the notes to the measurement dates is charged (credited) to other expense (income). The fair value of the derivative liability of the notes is measured at the respective issuance dates and quarterly thereafter using the Black Scholes option pricing model.

Assumptions used for the calculations of the derivative liability of the notes at May 31, 2024 include (1) stock price of $0.0001 per share, (2) exercise prices ranging from $0.00004 to $0.0001 per share, (3) terms ranging from 0 days to 231 days, (4) expected volatility of 428% and (5) risk free interest rates ranging from 5.42% to 5.48%.

Assumptions used for the calculations of the derivative liability of the notes at May 31, 2023 include (1) stock price of $0.0041 per share, (2) exercise prices ranging from $0.00004 to $0.001755 per share, (3) terms ranging from 0 days to 315 days, (4) expected volatility of 2,189% and (5) risk free interest rates ranging from 4.65% to 5.28%.

Concentration of Derivative Liability

The derivative liability relates to convertible notes payable due to:

	May 31, 2024	May 31, 2023

Lender A	$7,040	$151,020
Lender B	–	153,285
Lender C	3,520	415,233
Lender D	55,268	107,329
5 other lenders	140,285	209,131

Total	$206,113	$1,035,998